Shareholder Report, Holdings (Details) - C000241223	Dec. 31, 2024
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.80%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%